Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (50,559)	$ (2)	$ (19,908)	$ (9)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Restricted Stock - share based compensation	16,972	0	10,772	0
Warrants issued for services	0	0	2,529	0
Employee Stock Options - share based compensation	3,412	0	0	0
Common Stock and Warrants issued in connection with Private Placement	19,456	0	0	0
Depreciation and Amortization	573	0	4	0
Increase in fair value of TIPPT Warrants	324	0	0	0
Changes in operating assets and liabilities:
Other Receivables	(897)	0	(29)	0
Prepaid Expenses	(212)	0	(46)	0
Accounts payable and accrued expenses	795	2	1,027	9
Other liabilities	1,170	0	6	0
Net Cash Used in Operating Activities	(8,966)	0	(5,645)	0
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of Equipment	(1,393)	0	(83)	0
Increase in Restricted Cash	0	0	(695)	0
Investment in Interests in Corporate Jet	0	0	(235)	0
WatchPoints Acquisitions	(2,620)	0	0	0
TIPPT acquisition	(2,250)	0	0	0
Loyalize acquisition	(3,180)	0	0	0
Capitalized Software Costs	(1,294)	0	(317)	0
Net Cash Used in Investing Activities	(10,737)	0	(1,330)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of Common Stock and Warrants for Cash	33,413	0	10,769	0
Payments on Loan	(24)	0	0	0
Interest income on notes receivable from shareholders	(70)	0		0
Net Cash from Financing Activities	33,319	0	10,769	0
NET INCREASE IN CASH	13,616	0	3,794	0
Cash at Beginning of Period	3,794	0	0
Cash at End of Period	17,410	0	3,794	0
Non-Cash Financing Activities:
Stock Issued for Watchpoints Acquisition	1,600	0	0	0
Stock issued for Loyalize acquisition	1,719	0		0
Cash Paid During the Year for Interest	14	0	0	0
Issuance of shares relating to payment of a portion of the debt due to J. Howard, Inc.	0	0	8	0
Capital related to Corporate Jet	336	0	1,276	0
Warrants issued for TIPPT	2,378	0	0	0
Loyalize guarantee	120	0	0	0
Stock issued for promissory notes	$ 0	$ 0	$ 3,380	$ 0